Distribution Date:	08/17/26	Benchmark 2018-B5 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-B5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 1)	13-14				and lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26	Directing Certificateholder	LD II Sub II, LLC
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08160BAA2	3.257800%	22,312,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08160BAB0	4.076500%	195,734,000.00	127,699,999.77	0.00	433,807.54	0.00	0.00	433,807.54	127,699,999.77	33.69%	30.00%
A-3	08160BAC8	3.943600%	195,000,000.00	195,000,000.00	0.00	640,835.00	0.00	0.00	640,835.00	195,000,000.00	33.69%	30.00%
A-4	08160BAD6	4.207600%	280,117,000.00	280,117,000.00	0.00	982,183.57	0.00	0.00	982,183.57	280,117,000.00	33.69%	30.00%
A-SB	08160BAE4	4.158300%	34,230,000.00	11,306,162.32	661,879.28	39,178.68	0.00	0.00	701,057.96	10,644,283.04	33.69%	30.00%
A-S	08160BAH7	4.418900%	106,511,000.00	106,511,000.00	0.00	392,217.88	0.00	0.00	392,217.88	106,511,000.00	22.18%	19.75%
B	08160BAJ3	4.569700%	44,163,000.00	44,163,000.00	0.00	168,176.38	0.00	0.00	168,176.38	44,163,000.00	17.41%	15.50%
C	08160BAK0	4.746383%	42,864,000.00	42,864,000.00	0.00	169,540.82	0.00	0.00	169,540.82	42,864,000.00	12.78%	11.37%
D	08160BAL8	3.246383%	18,964,000.00	18,964,000.00	0.00	51,303.68	0.00	0.00	51,303.68	18,964,000.00	10.73%	9.55%
E-RR	08160BAR5	4.746383%	31,694,000.00	31,694,000.00	0.00	125,359.90	0.00	0.00	125,359.90	31,694,000.00	7.30%	6.50%
F-RR	08160BAT1	4.746383%	19,483,000.00	19,483,000.00	0.00	77,061.49	0.00	0.00	77,061.49	19,483,000.00	5.19%	4.63%
G-RR*	08160BAV6	4.746383%	10,392,000.00	10,392,000.00	0.00	41,103.68	0.00	0.00	41,103.68	10,392,000.00	4.07%	3.62%
NR-RR	08160BAX2	4.746383%	37,668,160.00	37,668,160.00	0.00	77,030.63	0.00	0.00	77,030.63	37,668,160.00	0.00%	0.00%
R	08160BBA1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08160BAZ7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,039,132,160.00	925,862,322.09	661,879.28	3,197,799.25	0.00	0.00	3,859,678.53	925,200,442.81

X-A	08160BAF1	0.602995%	833,904,000.00	720,634,162.09	0.00	362,115.74	0.00	0.00	362,115.74	719,972,282.81
X-B	08160BAG9	0.176683%	44,163,000.00	44,163,000.00	0.00	6,502.39	0.00	0.00	6,502.39	44,163,000.00
X-D	08160BAN4	1.500000%	18,964,000.00	18,964,000.00	0.00	23,705.00	0.00	0.00	23,705.00	18,964,000.00
Notional SubTotal			897,031,000.00	783,761,162.09	0.00	392,323.13	0.00	0.00	392,323.13	783,099,282.81

Deal Distribution Total					661,879.28	3,590,122.38	0.00	0.00	4,252,001.66

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08160BAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08160BAB0	652.41603283	0.00000000	2.21631163	0.00000000	0.00000000	0.00000000	0.00000000	2.21631163	652.41603283
A-3	08160BAC8	1,000.00000000	0.00000000	3.28633333	0.00000000	0.00000000	0.00000000	0.00000000	3.28633333	1,000.00000000
A-4	08160BAD6	1,000.00000000	0.00000000	3.50633332	0.00000000	0.00000000	0.00000000	0.00000000	3.50633332	1,000.00000000
A-SB	08160BAE4	330.29980485	19.33623371	1.14457143	0.00000000	0.00000000	0.00000000	0.00000000	20.48080514	310.96357114
A-S	08160BAH7	1,000.00000000	0.00000000	3.68241665	0.00000000	0.00000000	0.00000000	0.00000000	3.68241665	1,000.00000000
B	08160BAJ3	1,000.00000000	0.00000000	3.80808324	0.00000000	0.00000000	0.00000000	0.00000000	3.80808324	1,000.00000000
C	08160BAK0	1,000.00000000	0.00000000	3.95531962	0.00000000	0.00000000	0.00000000	0.00000000	3.95531962	1,000.00000000
D	08160BAL8	1,000.00000000	0.00000000	2.70531955	0.00000000	0.00000000	0.00000000	0.00000000	2.70531955	1,000.00000000
E-RR	08160BAR5	1,000.00000000	0.00000000	3.95531962	0.00000000	0.00000000	0.00000000	0.00000000	3.95531962	1,000.00000000
F-RR	08160BAT1	1,000.00000000	0.00000000	3.95531951	0.00000000	0.00000000	0.00000000	0.00000000	3.95531951	1,000.00000000
G-RR	08160BAV6	1,000.00000000	0.00000000	3.95531948	0.00000000	0.00000000	0.00000000	0.00000000	3.95531948	1,000.00000000
NR-RR	08160BAX2	1,000.00000000	0.00000000	2.04497990	1.91033966	18.30034146	0.00000000	0.00000000	2.04497990	1,000.00000000
R	08160BBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08160BAZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08160BAF1	864.16921143	0.00000000	0.43424152	0.00000000	0.00000000	0.00000000	0.00000000	0.43424152	863.37549983
X-B	08160BAG9	1,000.00000000	0.00000000	0.14723615	0.00000000	0.00000000	0.00000000	0.00000000	0.14723615	1,000.00000000
X-D	08160BAN4	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	433,807.54	0.00	433,807.54	0.00	0.00	0.00	433,807.54	0.00
A-3	07/01/26 - 07/30/26	30	0.00	640,835.00	0.00	640,835.00	0.00	0.00	0.00	640,835.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	982,183.57	0.00	982,183.57	0.00	0.00	0.00	982,183.57	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	39,178.68	0.00	39,178.68	0.00	0.00	0.00	39,178.68	0.00
X-A	07/01/26 - 07/30/26	30	0.00	362,115.74	0.00	362,115.74	0.00	0.00	0.00	362,115.74	0.00
X-B	07/01/26 - 07/30/26	30	0.00	6,502.39	0.00	6,502.39	0.00	0.00	0.00	6,502.39	0.00
X-D	07/01/26 - 07/30/26	30	0.00	23,705.00	0.00	23,705.00	0.00	0.00	0.00	23,705.00	0.00
A-S	07/01/26 - 07/30/26	30	0.00	392,217.88	0.00	392,217.88	0.00	0.00	0.00	392,217.88	0.00
B	07/01/26 - 07/30/26	30	0.00	168,176.38	0.00	168,176.38	0.00	0.00	0.00	168,176.38	0.00
C	07/01/26 - 07/30/26	30	0.00	169,540.82	0.00	169,540.82	0.00	0.00	0.00	169,540.82	0.00
D	07/01/26 - 07/30/26	30	0.00	51,303.68	0.00	51,303.68	0.00	0.00	0.00	51,303.68	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	125,359.90	0.00	125,359.90	0.00	0.00	0.00	125,359.90	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	77,061.49	0.00	77,061.49	0.00	0.00	0.00	77,061.49	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	41,103.68	0.00	41,103.68	0.00	0.00	0.00	41,103.68	0.00
NR-RR	07/01/26 - 07/30/26	30	614,948.89	148,989.61	0.00	148,989.61	71,958.98	0.00	0.00	77,030.63	689,340.19
Totals			614,948.89	3,662,081.36	0.00	3,662,081.36	71,958.98	0.00	0.00	3,590,122.38	689,340.19

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,252,001.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,676,189.48	Master Servicing Fee	6,668.71
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,131.44
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	398.64
ARD Interest	0.00	Operating Advisor Fee	1,380.11
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	239.18
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,676,189.48	Total Fees	14,108.07

Principal		Expenses/Reimbursements
Scheduled Principal	661,879.28	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	55,047.25
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,276.30
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	440.43
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	195.00
Total Principal Collected	661,879.28	Total Expenses/Reimbursements	71,958.98

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,590,122.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	661,879.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,252,001.66
Total Funds Collected	4,338,068.76	Total Funds Distributed	4,338,068.71

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	925,862,322.85	925,862,322.85	Beginning Certificate Balance	925,862,322.09
(-) Scheduled Principal Collections	661,879.28	661,879.28	(-) Principal Distributions	661,879.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	925,200,443.57	925,200,443.57	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	926,354,071.78	926,354,071.78	Ending Certificate Balance	925,200,442.81
Ending Actual Collateral Balance	925,761,521.10	925,761,521.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.76)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.76)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	48,529,370.74	5.25%	23	5.0268	NAP	Defeased	7	48,529,370.74	5.25%	23	5.0268	NAP
	9,999,999 or less	18	122,265,371.16	13.22%	23	4.9349	1.573294	1.49 or less	17	349,909,375.57	37.82%	14	4.9003	1.033091
10,000,000 to 19,999,999		11	138,978,137.03	15.02%	23	4.9152	1.660046	1.50 to 1.74	9	110,722,069.51	11.97%	22	4.9977	1.654591
20,000,000 to 24,999,999		5	108,683,356.62	11.75%	21	4.7928	1.639286	1.75 to 1.99	5	47,886,922.30	5.18%	23	4.8762	1.866673
25,000,000 to 49,999,999		8	283,369,208.02	30.63%	14	4.4388	2.166352	2.00 to 2.24	4	48,731,665.91	5.27%	23	4.8439	2.144589
	50,000,000 or greater	4	223,375,000.00	24.14%	(4)	4.2831	1.869816	2.25 or greater	11	319,421,039.54	34.52%	5	4.0208	2.799421
	Totals	53	925,200,443.57	100.00%	13	4.6107	1.843338	Totals	53	925,200,443.57	100.00%	13	4.6107	1.843338
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	48,529,370.74	5.25%	23	5.0268	NAP
							Defeased	9	48,529,370.74	5.25%	23	5.0268	NAP
Alabama	2	9,052,866.69	0.98%	23	4.9509	2.128087
							Industrial	2	11,512,109.08	1.24%	23	4.7950	2.377300
Arizona	14	6,473,828.13	0.70%	(37)	5.3720	0.809900
							Lodging	5	79,446,909.09	8.59%	21	4.9356	1.240670
California	5	125,174,343.53	13.53%	(3)	3.5729	2.456654
							Multi-Family	10	123,001,387.42	13.29%	22	4.8738	1.805146
Colorado	1	8,532,928.26	0.92%	23	4.9760	(0.712400)
							Office	96	283,787,657.82	30.67%	(5)	4.2658	2.069697
Connecticut	2	22,400,000.00	2.42%	23	4.9500	1.980857
							Other	59	13,623,437.50	1.47%	(37)	5.3720	0.809900
Florida	47	125,727,675.20	13.59%	15	4.3426	2.305401
							Retail	26	326,465,173.45	35.29%	23	4.5715	1.909223
Georgia	8	61,408,423.56	6.64%	23	5.2396	1.674497
							Self Storage	9	38,834,398.47	4.20%	22	5.1217	1.641785
Illinois	4	88,854,092.83	9.60%	(8)	4.7129	2.545849
							Totals	216	925,200,443.57	100.00%	13	4.6107	1.843338
Kansas	1	25,000,000.00	2.70%	23	4.7000	1.162400

Maryland	1	10,610,000.00	1.15%	23	4.5570	2.641400

Michigan	5	59,168,099.78	6.40%	23	4.8248	2.039612

Minnesota	19	6,489,843.75	0.70%	(37)	5.3720	0.809900

Montana	1	6,639,446.24	0.72%	23	5.0900	1.750100

New Jersey	1	4,050,000.00	0.44%	24	5.1040	1.484400

New York	16	198,475,000.00	21.45%	24	4.6565	1.386000

North Carolina	1	11,930,196.75	1.29%	23	4.9960	1.423600

Oklahoma	1	24,092,562.39	2.60%	23	4.8500	1.219400

Pennsylvania	69	20,126,562.50	2.18%	(37)	5.3720	0.809900

Tennessee	3	14,990,789.19	1.62%	23	4.8031	2.121112

Texas	3	14,136,848.95	1.53%	23	4.9697	2.074893

Virginia	1	2,039,536.34	0.22%	23	5.0880	1.647800

Washington	2	31,298,028.74	3.38%	20	4.8941	1.320143

Totals	216	925,200,443.57	100.00%	13	4.6107	1.843338

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	48,529,370.74	5.25%	23	5.0268	NAP	Defeased	7	48,529,370.74	5.25%	23	5.0268	NAP
	3.99999% or less	2	91,000,000.00	9.84%	(13)	3.1084	2.929782	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	5	180,114,576.06	19.47%	23	4.2199	2.061404	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	29	458,685,961.25	49.58%	17	4.8084	1.731142	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	10	146,870,535.52	15.87%	2	5.2663	1.367400	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	925,200,443.57	100.00%	13	4.6107	1.843338	49 months or greater	46	876,671,072.83	94.75%	13	4.5877	1.862478
								Totals	53	925,200,443.57	100.00%	13	4.6107	1.843338
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	48,529,370.74	5.25%	23	5.0268	NAP	Defeased	7	48,529,370.74	5.25%	23	5.0268	NAP
	84 months or less	46	876,671,072.83	94.75%	13	4.5877	1.862478	Interest Only	22	590,261,000.00	63.80%	8	4.4117	2.009282
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	24	286,410,072.83	30.96%	23	4.9504	1.559930
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	925,200,443.57	100.00%	13	4.6107	1.843338	Totals	53	925,200,443.57	100.00%	13	4.6107	1.843338
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	48,529,370.74	5.25%	23	5.0268	NAP			No outstanding loans in this group
Underwriter's Information		1	38,000,000.00	4.11%	23	4.1212	2.580000
	12 months or less	43	800,782,994.05	86.55%	12	4.5960	1.859847
	13 months to 24 months	1	21,572,028.74	2.33%	19	4.8960	1.357900
	25 months or greater	1	16,316,050.04	1.76%	22	4.8600	0.987600
	Totals	53	925,200,443.57	100.00%	13	4.6107	1.843338
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310731002	RT	Aventura	FL	Actual/360	4.121%	230,675.52	0.00	0.00	N/A	07/01/28	--	65,000,000.00	65,000,000.00	08/01/26
1A	310731007				Actual/360	4.121%	134,856.46	0.00	0.00	N/A	07/01/28	--	38,000,000.00	38,000,000.00	08/01/26
2	304102073	RT	Various	Various	Actual/360	4.980%	246,043.12	0.00	0.00	N/A	08/06/28	--	57,375,000.00	57,375,000.00	08/06/26
3	320261003	OF	San Jose	CA	Actual/360	2.638%	115,838.28	0.00	0.00	N/A	06/06/23	03/31/26	51,000,000.00	51,000,000.00	04/06/26
4	320261004	Various Various		Various	Actual/360	5.372%	231,294.44	0.00	0.00	N/A	07/01/23	07/01/25	50,000,000.00	50,000,000.00	05/01/25
6	320261006	RT	New York	NY	Actual/360	4.640%	173,806.67	0.00	0.00	N/A	08/01/28	--	43,500,000.00	43,500,000.00	08/01/26
7	320261007	OF	Chicago	IL	Actual/360	4.627%	171,342.34	0.00	0.00	N/A	07/01/23	07/01/26	43,000,000.00	43,000,000.00	07/01/26
8	656120813	OF	San Francisco	CA	Actual/360	3.709%	127,740.67	0.00	0.00	04/06/28	04/06/31	--	40,000,000.00	40,000,000.00	08/06/26
9	304102065	RT	Levittown	NY	Actual/360	4.355%	150,005.56	0.00	0.00	N/A	07/06/28	--	40,000,000.00	40,000,000.00	08/06/26
10	320261010	LO	Kennesaw	GA	Actual/360	5.330%	128,142.11	50,152.00	0.00	N/A	07/01/28	--	27,919,360.02	27,869,208.02	08/01/26
11	304102064	LO	Various	GA	Actual/360	4.830%	95,303.88	112,888.38	0.00	N/A	07/06/28	--	22,914,176.95	22,801,288.57	08/06/26
12	656120840	OF	Tulsa	OK	Actual/360	4.850%	100,919.96	71,845.26	0.00	N/A	07/06/28	--	24,164,407.65	24,092,562.39	08/06/26
13	304102072	OF	New York	NY	Actual/360	4.300%	96,272.22	0.00	0.00	N/A	07/06/28	--	26,000,000.00	26,000,000.00	08/06/26
14	320261014	OF	Overland Park	KS	Actual/360	4.700%	101,180.56	0.00	0.00	N/A	07/01/28	--	25,000,000.00	25,000,000.00	08/01/26
15	304102068	MF	Royal Oak	MI	Actual/360	4.800%	94,134.01	31,103.61	0.00	N/A	07/06/28	--	22,774,357.96	22,743,254.35	08/06/26
16	320261016	MF	Tumwater	WA	Actual/360	4.896%	91,072.52	29,612.50	0.00	N/A	03/06/28	--	21,601,641.24	21,572,028.74	08/06/26
17	304102067	MF	Sterling Heights	MI	Actual/360	4.800%	83,920.06	27,728.73	0.00	N/A	07/06/28	--	20,303,239.87	20,275,511.14	08/06/26
18	309640010	LO	Chicago	IL	Actual/360	4.597%	79,170.56	0.00	0.00	N/A	11/01/27	--	20,000,000.00	20,000,000.00	08/01/26
19	304102265	OF	Westchester	IL	Actual/360	4.860%	68,416.42	31,960.22	0.00	N/A	06/06/28	--	16,348,010.26	16,316,050.04	12/06/25
20	320261020	SS	Various	Various	Actual/360	5.270%	68,915.55	21,849.12	0.00	N/A	07/06/28	--	15,186,139.80	15,164,290.68	08/06/26
22	656120830	OF	Greenwich	CT	Actual/360	4.938%	68,034.67	0.00	0.00	N/A	07/06/28	--	16,000,000.00	16,000,000.00	08/06/26
23	304102078	MF	New York	NY	Actual/360	4.780%	33,916.76	0.00	0.00	N/A	08/06/28	--	8,240,000.00	8,240,000.00	08/06/26
24	304102076	MF	New York	NY	Actual/360	4.780%	25,108.28	0.00	0.00	N/A	08/06/28	--	6,100,000.00	6,100,000.00	08/06/26
25	656120824	RT	Sacramento	CA	Actual/360	4.977%	53,748.88	22,280.31	0.00	N/A	06/06/28	--	12,541,300.06	12,519,019.75	07/06/26
26	304102077	MF	New York	NY	Actual/360	4.780%	31,776.38	0.00	0.00	N/A	08/06/28	--	7,720,000.00	7,720,000.00	08/06/26
27	304102075	MF	New York	NY	Actual/360	4.780%	26,507.76	0.00	0.00	N/A	08/06/28	--	6,440,000.00	6,440,000.00	08/06/26
28	304102080	LO	Sacramento	CA	Actual/360	4.460%	42,819.34	34,679.69	0.00	N/A	07/06/28	--	11,149,255.75	11,114,576.06	08/06/26
29	320261029	LO	Charlotte	NC	Actual/360	4.996%	51,415.47	21,022.45	0.00	N/A	07/01/28	--	11,951,219.20	11,930,196.75	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	320261030	IN	Nashville	TN	Actual/360	4.795%	47,627.29	22,637.37	0.00	N/A	07/06/28	--	11,534,746.45	11,512,109.08	08/06/26
31	320261031	MF	College Park	GA	Actual/360	5.235%	58,602.92	0.00	0.00	N/A	06/06/28	--	13,000,000.00	13,000,000.00	08/06/26
32	320261032	RT	Sacramento	CA	Actual/360	4.980%	45,271.09	16,055.11	0.00	N/A	07/06/28	--	10,556,802.83	10,540,747.72	08/06/26
33	304102066	MF	Livonia	MI	Actual/360	4.800%	42,512.13	14,046.80	0.00	N/A	07/06/28	--	10,285,193.75	10,271,146.95	08/06/26
34	320261034	RT	Windsor Mill	MD	Actual/360	4.557%	41,634.52	0.00	0.00	N/A	07/01/28	--	10,610,000.00	10,610,000.00	08/01/26
35	656120826	RT	Aurora	IL	Actual/360	5.090%	41,859.63	12,287.14	0.00	N/A	07/06/28	--	9,550,329.93	9,538,042.79	08/06/26
36	304102049	SS	Federal Way	WA	Actual/360	4.890%	40,954.56	0.00	0.00	N/A	06/06/28	--	9,726,000.00	9,726,000.00	08/06/26
37	320261037	LO	Wheat Ridge	CO	Actual/360	4.976%	36,627.30	15,088.07	0.00	N/A	07/01/28	--	8,548,016.33	8,532,928.26	02/01/25
38	304102081	RT	Bronx	NY	Actual/360	4.870%	39,839.31	0.00	0.00	N/A	08/06/28	--	9,500,000.00	9,500,000.00	08/06/26
39	304102050	SS	Various	Various	Actual/360	5.050%	36,463.15	12,666.07	0.00	N/A	06/06/28	--	8,385,009.47	8,372,343.40	08/06/26
40	320261040	RT	Webster	TX	Actual/360	4.990%	30,931.00	11,697.75	0.00	N/A	08/01/28	--	7,198,371.52	7,186,673.77	08/01/26
41	320261041	LO	Chesapeake	VA	Actual/360	5.450%	32,031.06	12,012.10	0.00	N/A	07/06/28	--	6,825,202.92	6,813,190.82	08/06/26
42	320261042	RT	Various	Various	Actual/360	5.088%	29,258.25	12,492.12	0.00	N/A	07/06/28	--	6,677,932.12	6,665,440.00	08/06/26
44	320261044	MF	Whitefish	MT	Actual/360	5.090%	29,144.47	9,903.68	0.00	N/A	07/06/28	--	6,649,349.92	6,639,446.24	08/06/26
45	320261045	OF	Huntsville	AL	Actual/360	4.810%	24,967.46	11,801.44	0.00	N/A	07/06/28	--	6,027,956.21	6,016,154.77	08/06/26
46	304102074	SS	Little Rock	AR	Actual/360	5.150%	28,427.81	9,384.51	0.00	N/A	08/06/28	--	6,410,280.57	6,400,896.06	08/06/26
47	304102045	SS	Various	Various	Actual/360	5.230%	25,129.74	8,144.45	0.00	N/A	06/06/28	--	5,579,908.84	5,571,764.39	08/06/26
48	320261048	MF	Macon	GA	Actual/360	5.220%	20,827.14	8,478.84	0.00	N/A	07/06/28	04/06/28	4,633,402.59	4,624,923.75	08/06/26
49	320261049	RT	Irving	TX	Actual/360	4.892%	18,803.70	7,708.33	0.00	N/A	07/01/28	--	4,463,727.45	4,456,019.12	08/01/26
50	320261050	RT	Atlanta	GA	Actual/360	4.739%	16,485.96	8,000.31	0.00	N/A	07/06/28	--	4,039,878.62	4,031,878.31	08/06/26
51	304102084	RT	Hoboken	NJ	Actual/360	5.104%	17,800.20	0.00	0.00	N/A	08/06/28	--	4,050,000.00	4,050,000.00	08/06/26
52	320261052	RT	Knoxville	TN	Actual/360	4.830%	14,488.08	4,728.45	0.00	N/A	07/01/28	--	3,483,408.56	3,478,680.11	08/01/26
53	304102057	OF	Crestwood	IL	Actual/360	5.120%	12,915.24	5,450.81	0.00	N/A	07/01/28	--	2,929,364.94	2,923,914.13	08/01/26
54	320261054	IN	Oakland	CA	Actual/360	4.760%	11,067.00	0.00	0.00	N/A	08/01/28	06/01/28	2,700,000.00	2,700,000.00	08/01/26
55	304102054	OF	Woodridge	IL	Actual/360	5.190%	10,142.02	4,173.66	0.00	N/A	07/01/28	--	2,269,331.07	2,265,157.41	08/01/26
Totals							3,676,189.48	661,879.28	0.00				925,862,322.85	925,200,443.57
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	177,456,385.50	47,640,243.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,218,306.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,513,034.92	1,989,048.62	01/01/26	03/31/26	--	0.00	0.00	115,172.94	455,015.53	0.00	0.00
4	70,567,567.00	0.00	--	--	10/14/25	0.00	0.00	230,805.76	3,407,347.56	0.00	0.00
6	1,870,406.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	37,771,404.00	19,685,169.00	01/01/25	09/30/25	07/01/26	19,614,488.34	0.00	171,203.50	171,203.50	0.00	0.00
8	31,379,062.30	8,129,715.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,477,582.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,559,488.25	4,052,639.14	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	3,481,757.75	810,548.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	128,381.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	5,026,321.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,931,690.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,998,178.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,975,673.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	6,085,853.25	6,539,195.80	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	10,443,656.27	8,188,545.85	07/01/23	06/30/24	04/13/26	9,882,409.77	203,911.16	58,883.93	598,546.30	0.00	0.00
20	1,782,438.62	414,569.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,760,580.87	886,680.97	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	684,904.40	318,693.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	672,870.20	273,622.65	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,338,167.96	346,712.09	01/01/26	03/31/26	--	0.00	0.00	75,651.21	75,651.21	0.00	0.00
26	709,916.33	325,750.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	658,207.44	344,965.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	793,787.43	793,918.69	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,399,654.70	1,390,907.31	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	2,235,644.00	1,061,364.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.04	0.00
31	990,711.68	267,573.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,288,239.42	585,649.30	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,515,980.99	397,306.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,377,415.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,046,591.91	426,539.01	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	630,905.80	302,948.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	(358,331.00)	0.00	--	--	04/13/26	3,207,955.93	152,450.87	37,871.93	777,767.65	226,011.57	0.00
38	794,733.60	400,397.47	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,212,357.71	283,114.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	929,222.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	835,992.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	830,723.79	417,545.31	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	916,639.00	730,100.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	994,721.62	239,438.34	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	822,360.64	223,160.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	622,076.55	153,754.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	306,916.99	79,349.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	295,446.00	147,723.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	400,845,246.06	107,975,270.15				32,704,854.04	356,362.03	689,589.28	5,485,531.75	226,011.61	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	24,848,978.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.610740%	4.547312%	13
07/17/26	0	0.00	0	0.00	2	24,896,026.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.610970%	4.547559%	14
06/17/26	0	0.00	0	0.00	2	24,946,258.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.611216%	4.547824%	15
05/15/26	0	0.00	0	0.00	2	24,992,898.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.611444%	4.559662%	16
04/17/26	0	0.00	0	0.00	2	25,042,736.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.611687%	4.559916%	17
03/17/26	1	43,500,000.00	0	0.00	2	25,088,970.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.611912%	4.573880%	18
02/18/26	0	0.00	0	0.00	2	25,145,235.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.612189%	4.574156%	19
01/16/26	0	0.00	0	0.00	2	25,191,039.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.612411%	4.574377%	20
12/17/25	0	0.00	1	16,578,961.64	1	8,657,689.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.612631%	4.574596%	21
11/18/25	0	0.00	0	0.00	2	25,285,498.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.612868%	4.574833%	22
10/20/25	0	0.00	0	0.00	2	25,330,713.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.613086%	4.575050%	23
09/17/25	0	0.00	1	16,675,626.37	1	8,703,552.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.613321%	4.575283%	24
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	320261003	04/06/26	3	5	115,172.94	455,015.53	0.00	51,000,000.00	03/30/26	6
4	320261004	05/01/25	14	5	230,805.76	3,407,347.56	0.00	50,000,000.00	01/27/25	2
7	320261007	07/01/26	0	5	171,203.50	171,203.50	0.00	43,000,000.00	02/12/26	98
19	304102265	12/06/25	7	6	58,883.93	598,546.30	0.00	16,578,961.65	09/10/24	2
25	656120824	07/06/26	0	B	75,651.21	75,651.21	0.00	12,541,300.03
37	320261037	02/01/25	17	6	37,871.93	777,767.65	468,489.83	8,808,813.89	07/25/24	13
Totals					689,589.28	5,485,531.75	468,489.83	181,929,075.57
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		144,000,000	0	144,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		741,200,444	716,351,465	24,848,978		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		40,000,000	40,000,000	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	925,200,444	799,351,465	0	0	125,848,978	0
Jul-26	925,862,323	799,966,296	0	0	125,896,027	0
Jun-26	926,567,198	800,620,939	0	0	125,946,258	0
May-26	927,223,295	801,230,397	0	0	125,992,898	0
Apr-26	927,922,597	801,879,860	0	0	126,042,736	0
Mar-26	928,572,960	809,983,989	43,500,000	0	75,088,971	0
Feb-26	929,359,100	854,213,865	0	0	75,145,235	0
Jan-26	930,003,383	854,812,344	0	0	75,191,040	0
Dec-25	930,644,941	855,408,290	0	16,578,962	58,657,690	0
Nov-25	931,330,231	856,044,733	0	0	75,285,499	0
Oct-25	931,966,177	856,635,463	0	0	75,330,714	0
Sep-25	932,646,057	857,266,878	0	16,675,626	58,703,552	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	320261003	51,000,000.00	51,000,000.00	54,700,000.00	04/29/26	1,989,048.62	2.48420	03/31/26	06/06/23	I/O
4	320261004	50,000,000.00	50,000,000.00	56,950,000.00	04/13/18	58,502,333.00	0.80990	12/31/25	07/01/23	I/O
7	320261007	43,000,000.00	43,000,000.00	195,000,000.00	05/22/26	18,289,605.00	3.81830	09/30/25	07/01/23	I/O
19	304102265	16,316,050.04	16,578,961.65	42,200,000.00	02/02/26	6,198,503.85	0.98760	06/30/24	06/06/28	261
37	320261037	8,532,928.26	8,808,813.89	7,000,000.00	12/26/25	(442,153.00)	(0.71240)	12/31/25	07/01/28	263
Totals		168,848,978.30	169,387,775.54	355,850,000.00		84,537,337.47

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	320261003	OF	CA	03/30/26	6

Subject is a $88.125 million A and B note secured by a senior lien against 250,056 square feet of rentable area within four two-story buildings situated on a 616,810 square foot site in San Jose, CA. The collateral was 100% leased to eBay under a lon g-term lease, however the lease was terminated early, and the tenant paid a termination fee which is being held by the Lender. Collateral is now 0% occupied and operations are being funded from the termination fee proceeds. The subject note matured o n April 1, 2026. The Borrower had the collateral on the market for sale and a best and final purchase offer was received. Borrower Sponsor is not cooperating with the sale. Appraisal and inspection have both been received. Legal counsel was retained and the note was accelerated. Recorded a non-judicial foreclosure notice of default and moved for the appointment of a Receiver. Note purchase offer was received that matches the property sale

	amount, approval granted to sell the note. LOI is being d rafted for execution together with a PSA.

4	320261004	Various	Various	01/27/25	2
	The loan transferred to Special Servicing on 11/13/2024 due to shortfalls in the cash management account. The Special Servicer is working with the Borrower to resolve the issue.

7	320261007	OF	IL	02/12/26	98

Special servicing transferred from Situs to ASC, effective 4/14/26. The loan is in default as Borrower failed to repay the loan on its maturity date (7/1/26). Given the challenging leasing environment, particularly within the East Loop submarket of d owntown Chicago, Borrower submitted a three-year extension request (inclusive of extension options) in order to stabilize the asset and repay the loan at a future date. This request was unequivocally denied. SS is negotiating a shorter-term forbearan ce arrangement (up to 2 years) wherein Borrower would be required to make substantial upfront and ongoing capital investments to rebalance the leasing reserve. The framework includes a future discounted payoff option and enhanced credit protections that would (a) allow the Borrower to execute its business plan while safeguarding noteholder interests and maximizing recovery on the loan, and (b) allow the SS to accelerate and streamline the collateral

	liquidation process at the same time.

19	304102265	OF	IL	09/10/24	2

The loan transferred to SS effective 9/10/2024 for imminent non-monetary default. The subject is a 1,156,538 SF suburban office complex comprised of five office buildings located in Westchester, IL, built in 1986 and renovated in 2016. As of

July 202 6, the subject is 56.3% leased, compared to YE 2025 occupancy of 57.0%. Occupancy decreased from 57.0% in June 2026, due to the lease expiration of an existing tenant. A small existing tenant (<1% NRA) executed a short-term renewal in July. Lease proposals are out to a few tenant prospects, and extension proposals are under review with three of the larger existing tenants. A site inspection was completed in October 2025 and reported the Property is in fair condition with no material deferred ma intenance observed, but noted some repairs needed related to pavement/parking areas as well as areas of the facade. The Receiver is addressing these items. One of three pari passu loans. The loans are cash managed. Following a monetary default by the Borrower, the SS commenced the exercise of remedies, including filing for foreclosure and for the appointment a receiver with the court. On 1/30/2026, a Receiver was appointed. A

	foreclosure sale has been scheduled for August 3, 2026. The SS expects to take title to the subject in September 2026.

37	320261037	LO	CO	07/25/24	13

Loan transferred SS on 7/23/2024 for Imminent Default due to cash flow issues. The collateral is a 3-story,103-key Holiday Inn Express & Suites, Wheat Ridge, CO. Since the CoVID-19 pandemic, the Property's DSCR has been below 1.00x.

Additionally, the Borrower put the Property on the market to sell and only received one offer due to the anticipated flag non-renewal. IHG indicated that the license Agreement will not be extended at 6/2028 expiration. Lender reversed the

September Waterfall for a one-time exception to pay OpEx prior to Debt Service to trigger Default. Counsel was retained and a Notice of Default Letter was sent to Borrower on 12/16/2024. GF was appointed as Receiver on 3/11/2025 and

	held a Receiver auction sale 9/2025 that was unsuccessful. Receiver working on re-invigorating the sales process.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	320261004	0.00	5.37200%	0.00	5.37200%	1	07/01/23	07/01/23	--
10	320261010	31,140,781.66	5.33000%	31,105,415.09 5.33000%		10	06/29/20	07/01/20	08/11/20
41	320261041	0.00	5.45000%	0.00	5.45000%	8	07/01/20	04/06/20	--
Totals		31,140,781.66		31,105,415.09
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)
7	0.00	0.00	9,256.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,519.36	0.00	0.00	41,315.33	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	3,500.00	0.00	0.00	13,731.92	0.00	0.00	0.00	0.00	195.00	0.00
41	0.00	0.00	0.00	0.00	440.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,276.30	0.00	440.43	55,047.25	0.00	0.00	0.00	0.00	195.00	(0.01)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		71,958.97

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27